ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014	Sep. 30, 2016 USD ($)
Variable Interest Entity, Consolidated, Carrying Amount, Assets			¥ 243,469		$ 247,231
Inventory [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 36,436	27,323
Plant and Equipment [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		192,928	197,627
Land Use Rights [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 17,867	¥ 18,519
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Business Combination Restriction On Control Obtained Description	49
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Business Combination Restriction On Control Obtained Description	49
Beijing Origin Seed Limited [Member]
Variable Interest Entity Revenue Percentage		99.86%	99.92%	99.93%
Variable Interest Entity Total Assets Percentage		98.98%	98.95%